CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss) including noncontrolling interests	$ 425.8	$ (337.3)	$ 386.2
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	132.4	82.1	84.3
Amortization of intangible assets	101.2	60.6	49.2
Amortization of debt issuance costs and discount/premium	2.6	5.8	9.2
Foreign currency gains (losses) related to foreign currency derivatives and intercompany loans	(0.5)
Restructuring costs		3.3	10.6
Normal profit	(5.7)	(2.7)	1.2
Goodwill impairment		825.8
Loss on extinguishment of debt		2.9
Provision for doubtful accounts	6.6	2.8	6.7
Gain on disposal of property and equipment	(3.4)	(8.9)
Deferred income taxes	(16.6)	(23.3)	10.9
Stock-based compensation	43.6	45.3	44.0
Excess tax benefits from stock-based compensation	(0.1)	(0.8)	(1.2)
Equity in income of unconsolidated joint ventures	(107.6)	(132.2)	(70.3)
Dividends received from unconsolidated joint ventures	88.7	107.3	92.5
Changes in operating assets, liabilities and other, net of effects of business acquisitions:
Accounts receivable and costs and accrued earnings in excess of billings on contracts	(98.8)	7.8	(14.0)
Inventory	7.0	(11.9)	1.1
Other current assets	(30.4)	(7.1)	28.7
Advances to unconsolidated joint ventures	3.4	(0.2)	(1.7)
Accounts payable, accrued salaries and employee benefits, and other current liabilities	(13.6)	(43.0)	(67.6)
Billings in excess of costs and accrued earnings on contracts	(23.2)	19.2	(30.2)
Other long-term liabilities	(10.6)	13.0	22.5
Other long-term assets	(70.6)	(102.6)	(35.7)
Total adjustments and changes	4.4	843.2	140.2
Net cash from operating activities	430.2	505.9	526.4
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	(1,345.7)	(282.1)	(291.7)
Changes in cash related to consolidation and/or deconsolidation of joint ventures			20.7
Proceeds from disposal of property and equipment	25.3	14.1	8.3
Payments in settlement of foreign currency forward contract	(1,260.6)
Receipts in settlement of foreign currency forward contract	1,260.3
Investments in unconsolidated joint ventures	(4.4)	(19.6)	(6.0)
Changes in restricted cash	3.9	7.0	(16.1)
Capital expenditures, less equipment purchased through capital leases and equipment notes	(125.4)	(67.5)	(45.2)
Maturity of short-term investments			30.2
Net cash from investing activities	(1,446.6)	(348.1)	(299.8)
Cash flows from financing activities:
Borrowings from long-term debt	998.9	700.0
Payments on long-term debt	(38.0)	(632.6)	(159.6)
Borrowings from revolving line of credit	661.6	138.6
Payments on revolving line of credit	(583.6)	(115.7)
Net payments under foreign lines of credit and short-term notes	(20.5)	(16.4)	(7.6)
Net change in overdrafts	54.5	(18.0)	14.4
Payments on capital lease obligations	(14.6)	(10.9)	(7.5)
Payments of debt issuance costs	(8.8)	(3.9)
Excess tax benefits from stock-based compensation	0.1	0.8	1.2
Proceeds from employee stock purchases and exercises of stock options	8.9	11.7	11.3
Distributions to noncontrolling interests	(83.8)	(111.7)	(107.2)
Contributions and advances from noncontrolling interests	2.3	6.6	8.2
Dividends paid	(44.7)
Repurchases of common stock	(40.0)	(242.8)	(128.3)
Net cash from financing activities	892.3	(294.3)	(375.1)
Net change in cash and cash equivalents	(124.1)	(136.5)	(148.5)
Effect of foreign exchange rate changes on cash and cash equivalents	2.6	(1.3)	1.2
Cash and cash equivalents at beginning of period	436.0	573.8	721.1
Cash and cash equivalents at end of period	314.5	436.0	573.8
Supplemental information:
Interest paid	64.5	15.2	24.0
Taxes paid	150.6	177.3	79.3
Supplemental schedule of non-cash investing and financing activities:
Loan Notes issued and consideration for vested shares exercisable in connection with an acquisition			30.9
Equipment acquired with capital lease obligations and equipment note obligations	27.9	14.2	12.9
Purchase price adjustment and contingent consideration payable under acquisitions		7.9
Cash dividends declared but not paid	$ 16.7